SHARE-BASED COMPENSATION - Status of restricted stock (Details)				12 Months Ended
	Aug. 18, 2026	May 01, 2024	Jan. 13, 2021	Jun. 30, 2026 $ / shares shares
SHARE-BASED COMPENSATION
Reverse stock split ratio	0.005	0.056	0.2
Subsequent event
SHARE-BASED COMPENSATION
Reverse stock split ratio	0.005
Restricted shares
SHARE-BASED COMPENSATION
Reverse stock split ratio	0.005
Restricted shares | Subsequent event
SHARE-BASED COMPENSATION
Reverse stock split ratio	0.005
Restricted shares | Fair Value per Share $309
SHARE-BASED COMPENSATION
Outstanding Restricted Shares, Fair Value per Share | $ / shares				$ 309
Outstanding Restricted Shares, Number | shares				5,659
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)				9 months